Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of Trade and Other Payables
Information regarding Trade and other payables was as follows:

Balance as of December 31,	2024 $	2023 $
Trade payables	5,522	14,637
Accrued expenses	18,705	28,187
Liability for share-based awards- short term	1,875	1,281
Other	917	3
Total trade and other payables	27,020	44,107